Prepaid Expenses and Deposits, Notes: Schedule of Prepaid Expenses (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 1,936,743	$ 921,917	$ 540,251
Consulting fees (term 1-9 months)
Prepaid expenses	1,680,818	696,868	440,038
Rent ( term 1 month)
Prepaid expenses	14,534
Insurance (term 11 months)
Prepaid expenses	147,321	42,555	29,000
Deposits (term 1 month)
Prepaid expenses	$ 94,070	$ 182,494	$ 71,213